Consolidated Statements of Changes in Shareholders' Deficiency - CAD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Statement [Line Items]
Balance, amount	$ 138,551	$ (2,995,654)	$ (2,995,654)
Loss for the year	(116,419)	2,524,763	(153,715)
Shares issued for settlement of debt, amount		126,000
Shares issued for private placement, amount		500,000
Shares issuance costs	(4,981)	(16,558)
Flow-through shares issued through exercise of warrants, amount	160,000
Non-flow through shares issued through exercise of warrants, amount	76,364
Shares issued for the acquisition of mineral property interest, amount	210,000
Balance, amount	$ 463,515	$ 138,551	$ (2,995,654)
Share Capital
Statement [Line Items]
Balance, shares	25,477,776	10,041,411	10,041,411
Balance, amount	$ 27,158,423	$ 26,548,981	$ 26,548,981
Loss for the year	0	$ 0	0
Shares issued for settlement of debt, shares		1,800,000
Shares issued for settlement of debt, amount		$ 126,000
Shares issued for private placement, shares		13,636,365
Shares issued for private placement, amount		$ 500,000
Shares issuance costs	$ (4,981)	(16,558)
Flow-through shares issued through exercise of warrants, shares	3,200,000
Flow-through shares issued through exercise of warrants, amount	$ 160,000
Non-flow through shares issued through exercise of warrants, shares	1,527,273
Non-flow through shares issued through exercise of warrants, amount	$ 76,364
Shares issued for the acquisition of mineral property interest, shares	1,000,000
Shares issued for the acquisition of mineral property interest, amount	$ 210,000
Balance, amount	$ 27,599,806	$ 27,158,423	$ 26,548,981
Balance, shares		25,477,776	10,041,411
Balance, shares	31,205,049
Reserves Equity Settled Share Based Payments
Statement [Line Items]
Balance, amount	$ 592,011	$ 592,011	$ 592,011
Loss for the year	0	0	0
Shares issued for settlement of debt, amount		0
Shares issued for private placement, amount		0
Shares issuance costs	0	0
Non-flow through shares issued through exercise of warrants, amount	0
Shares issued for the acquisition of mineral property interest, amount	0
Balance, amount	592,011	592,011	592,011
Accumulated Deficit
Statement [Line Items]
Balance, amount	(27,611,883)	(30,136,646)	(29,982,931)
Loss for the year	(116,419)	2,524,763	(153,715)
Shares issued for settlement of debt, amount		0
Shares issued for private placement, amount		0
Shares issuance costs	0	0
Non-flow through shares issued through exercise of warrants, amount	0
Shares issued for the acquisition of mineral property interest, amount	0
Balance, amount	$ (27,728,302)	$ (27,611,883)	$ (30,136,646)